UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637
                                   811-09739

Name of Fund: Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap
              Series Funds, Inc.
              Master Large Cap Value Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 11/01/03 - 10/31/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                Merrill Lynch
                                Large Cap Value Fund
                                Of Merrill Lynch Large Cap Series Funds, Inc.

Annual Report
October 31, 2004

[LOGO] Merrill Lynch Investment Managers

Merrill Lynch Large Cap Value Fund

Portfolio Information as of October 31, 2004 (unaudited)

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corporation .............................................    3.6%
General Electric Company ............................................    3.5
Chevron Texaco Corporation ..........................................    2.9
Citigroup Inc. ......................................................    2.2
ConocoPhillips ......................................................    2.0
McDonald's Corporation ..............................................    1.6
The Allstate Corporation ............................................    1.4
Occidental Petroleum Corporation ....................................    1.4
Prudential Financial, Inc. ..........................................    1.4
Costco Wholesale Corporation ........................................    1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Sector Representation*                                         Total Investments
--------------------------------------------------------------------------------
Financials ................................................             22.2%
Energy ....................................................             17.0
Consumer Discretionary ....................................             13.2
Industrials ...............................................             10.6
Materials .................................................              8.8
Information Technology ....................................              8.6
Health Care ...............................................              6.1
Utilities .................................................              5.1
Consumer Staples ..........................................              4.1
Other** ...................................................              4.3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Oil & Gas ....................................................          17.7%
Insurance ....................................................          15.7
Health Care Providers & Services .............................           4.6
Electric Utilities ...........................................           4.2
Metal & Mining ...............................................           4.0
--------------------------------------------------------------------------------
* For Portfolio compliance purposes, "Sector" and "Industries" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
**    Includes portfolio holdings in short-term investments.


2         MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations, which have continued to post strong earnings. Although the most impressive results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate four times in the past several months, from 1% to 2% as of the November 10 Federal Open Market Committee meeting. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly monetary policy will move from here, anxiously absorbing every bit of economic data and Fed innuendo.

With the presidential election now behind us, any politically provoked market angst should subside to some extent. The effect of oil prices, however, is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical tensions are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, the Standard & Poor's 500 Index returned +9.42% for the 12-month period and +2.96% for the six-month period ended October 31, 2004. As always, our investment professionals are closely monitoring the markets, the economy and the overall environment in an effort to make well-informed decisions for the portfolios they manage. For the individual investor, the key during uncertain times is to remain focused on the big picture. While tracking current events is important, investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director/Trustee


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004             3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      The Fund provided strong double-digit returns for the fiscal year, outpacing the average return of its comparable Lipper category of Multi-Cap Value Funds but lagging the benchmark Russell 1000 Value Index.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended October 31, 2004, Merrill Lynch Large Cap Value Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +13.78%, +12.97%, +12.89%, +14.12% and +13.48%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 9 of this report to shareholders.) This compared to a return of +15.45% for the benchmark Russell 1000 Value Index and an average return of +12.73% for the Fund's comparable Lipper category of Multi-Cap Value Funds. (Funds in this Lipper category invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio and three-year sales-per-growth value compared to the S&P SuperComposite 1500 Index.)

Because the Fund invests in large-capitalization stocks that represent a significant part of the U.S. stock market, its portfolio was influenced by the same economic and market events that affected the broader stock market during the period. Essentially, the past year could be described as two distinct periods. The stock market performed strongly in the first six months, carrying the momentum from year-end 2003 into the new year. Specifically, equities gleaned support from favorable economic news, unprecedented fiscal and monetary policy stimulus, extraordinary corporate earnings results, strong money flows and attractive valuations. In the six months that followed, the market was much more volatile, taking its cues from election-related uncertainty, violence in Iraq, record-high oil prices, rising interest rates and a series of soft economic data.

For the 12-month period, the value style of investing significantly outpaced growth. The Standard & Poor's 500 (S&P 500) Barra Growth Index recorded a one-year return of +4.49% as of October 31, 2004, while the S&P 500 Barra Value Index returned +14.46% for the same period. Also during the year, we witnessed a "flight to quality," whereby investor favor shifted from low-quality, low-price and higher-risk securities early in 2004 to higher-quality, higher-cap and lower-risk stocks as investors became more cautious. Looking ahead, we believe good stock picking is going to be more a matter of evaluating underlying company fundamentals, with no clear winners in terms of sector, style or market cap size.

What were the primary factors that influenced Fund performance?

The Fund invests primarily in a diversified portfolio of large cap companies selected from securities found in the Russell 1000 Value Index. Positive performance during the year came from stock selection in the utilities, industrials and healthcare sectors. This was partially offset by stock selection in information technology and financials, especially insurance-related stocks. The Fund's sector exposures had the largest influence on results for the year relative to the benchmark Index.

Stocks that contributed most to performance during the period included American Eagle Outfitters, Inc., Nordstrom, Inc., J.C. Penney Company, Inc., Sunoco, Inc., Norfolk Southern Corporation, Owens-Illinois, Inc. and Autodesk, Inc. The largest detractors included Dana Corporation, Rite Aid Corporation, Aon Corporation, Allmerica Financial, Humana Inc., Amkor Technology Inc. and Cypress Semiconductor Corporation. In addition, our underweight position in Merck benefited performance, while an underweighting in Exxon Mobil Corporation negatively affected results.

What changes were made to the Portfolio during the year?

We maintained a procyclical bias for the majority of the fiscal year, investing in those companies and sectors that we believed could benefit from a burgeoning U.S. economy. For the most part, portfolio activity involved fine-tuning our exposures based on our fundamental research, including the use of both qualitative and quantitative screens. Although we continue to believe the U.S. economy is on relatively solid footing, we had moderated our cyclical focus to some extent by period-end as investors grew somewhat more cautious.

From a sector perspective, we increased our positions relative to the Russell 1000 Value Index in energy, materials and industrials -- areas we believed could benefit from the prevailing economic environment. We reduced exposure relative to the benchmark in information technology, health care and


4         MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004
consumer discretionary, although we remained overweight in this sector at period-end.

In terms of individual stocks, we continued to search for companies with what we viewed as good earnings momentum and compelling valuations. The largest purchases during the period included General Electric Company, ChevronTexaco Corporation, Loews Corporation, Lucent Technologies Inc., Anthem, Inc., Humana Inc. and McDonald's Corporation. Among the largest sales were Citigroup Inc., J.P. Morgan Chase & Co., Honeywell, Ryder System Inc., US Bancorp and General Motors.

How would you characterize the Portfolio's position at the close of the period?

In general, we maintain our focus on cyclical stocks in anticipation of positive economic developments and continued strong earnings growth. Some observers have come to question the vitality of economic growth in recent months, citing negligible inflation, slowing consumer spending and record-high oil prices. However, we continue to believe that the foundations of the economy are reasonably strong and corporate balance sheets are in good shape. Corporations continue to post earnings increases well above the historical average of 7%. At this time, the market has already found some relief in the conclusion of the presidential election. Investors appear to have viewed the re-election of President Bush as a positive for American businesses.

Based on our relatively optimistic view, the Portfolio's largest overweights compared to the Russell 1000 Value Index as of October 31, 2004 were in energy, materials and consumer discretionary -- areas that we believe should benefit from strong earnings growth. The Portfolio's largest underweights compared to the Russell 1000 Value Index at period-end were in financials, which tend to underperform in periods of rising interest rates, and telecommunication services, an industry faced with numerous fundamental challenges.

We remain committed to our search for companies exhibiting good earnings momentum, earnings surprise and favorable valuation characteristics, and that we believe are positioned to deliver strong performance over the long term.

Robert C. Doll, Jr.
Senior Vice President and Senior Portfolio Manager

November 12, 2004


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004             5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and an account maintenance fee of 0.25% per year (but no distribution fee).

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% per year and an account maintenance fee of 0.25% per year. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and an account maintenance fee of 0.25% per year. Class R Shares are available only to certain retirement plans.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                             6-Month       12-Month     Since Inception
As of October 31, 2004                    Total Return   Total Return     Total Return
=======================================================================================
ML Large Cap Value Fund Class A Shares*       +5.75%        +13.78%          +45.45%
---------------------------------------------------------------------------------------
ML Large Cap Value Fund Class B Shares*       +5.33         +12.97           +40.21
---------------------------------------------------------------------------------------
ML Large Cap Value Fund Class C Shares*       +5.34         +12.89           +40.11
---------------------------------------------------------------------------------------
ML Large Cap Value Fund Class I Shares*       +5.90         +14.12           +47.30
---------------------------------------------------------------------------------------
ML Large Cap Value Fund Class R Shares*       +5.64         +13.48           +40.61
---------------------------------------------------------------------------------------
Russell 1000(R) Value Index**                 +6.75         +15.45        +21.61/+35.33
---------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund's since inception periods are from 12/22/99 for Class A, Class B, Class C and Class I Shares and from 1/03/03 for Class R Shares.
** This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Since inception total returns are from 12/22/99 and 1/03/03, respectively.

      Russell 1000 is a registered trademark of the Frank Russell Company.


6         MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A & Class B Shares compared to growth of an investment in the Russell 1000 Value Index. Values are from December 22, 1999 to October 2004:

                                        12/22/99**     10/00           10/01         10/02         10/03            10/04
ML Large Cap Value Fund+--
Class A Shares*                         $ 9,475        $11,000         $10,073       $9,617        $12,112          $13,781

ML Large Cap Value Fund+--
Class B Shares*                         $10,000        $11,540         $10,481       $9,931        $12,411          $13,821

Russell 1000 Value Index++              $10,000        $10,809         $ 9,527       $8,573        $10,533          $12,161

* Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ ML Large Cap Value Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

      Past performance is not predictive of future results.

Average Annual Total Return

                                                  Return Without   Return With
                                                   Sales Charge   Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 10/31/04                               +13.78%        +7.81%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                      + 8.01         +6.82
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     Return             Return
                                                  Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 10/31/04                             +12.97%             +8.97%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                    + 7.20              +6.88
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004             7

[LOGO] Merrill Lynch Investment Managers

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class C & Class I Shares compared to growth of an investment in the Russell 1000 Value Index. Values are from December 22, 1999 to October 2004:

                                        12/22/99**     10/00           10/01         10/02         10/03            10/04
ML Large Cap Value Fund+--
Class C Shares*                         $10,000        $11,540         $10,481       $9,931        $12,411          $14,011

ML Large Cap Value Fund+--
Class I Shares*                         $ 9,475        $11,029         $10,123       $9,687        $12,230          $13,956

Russell 1000 Value Index++              $10,000        $10,809         $ 9,527       $8,573        $10,533          $12,161

* Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ ML Large Cap Value Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

      Past performance is not predictive of future results.

Average Annual Total Return

                                                        Return         Return
                                                     Without CDSC    With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 10/31/04                                +12.89%        +11.89%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                       + 7.19         + 7.19
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

                                                  Return Without    Return With
                                                   Sales Charge   Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 10/31/04                             +14.12%           +8.13%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 10/31/04                                    + 8.29            +7.10
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


8         MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class R Shares compared to growth of an investment in the Russell 1000 Value Index. Values are from January 3, 2003 to October 2004:

                                            1/03/03**         10/03             10/04
ML Large Cap Value Fund+--
Class R Shares*                             $10,000           $12,391           $14,061

Russell 1000 Value Index++                  $10,000           $11,721           $13,533

* Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees.
**    Commencement of operations.
+ ML Large Cap Value Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series Trust. The Portfolio invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States that the Investment Adviser believes are undervalued.
++ This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

      Past performance is not predictive of future results.

Average Annual Total Return

Class R Shares                                                            Return
================================================================================
One Year Ended 10/31/04                                                  +13.48%
--------------------------------------------------------------------------------
Inception (1/03/03) through 10/31/04                                      +20.54
--------------------------------------------------------------------------------


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004             9

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on May 1, 2004 and held through October 31, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                         Expenses Paid
                                                    Beginning           Ending        During the Period*
                                                  Account Value      Account Value      May 1, 2004 to
                                                   May 1, 2004      October 31, 2004   October 31, 2004
========================================================================================================
Actual
========================================================================================================
Class A                                              $1,000            $1,057.50            $ 6.64
--------------------------------------------------------------------------------------------------------
Class B                                              $1,000            $1,053.30            $10.47
--------------------------------------------------------------------------------------------------------
Class C                                              $1,000            $1,053.40            $10.52
--------------------------------------------------------------------------------------------------------
Class I                                              $1,000            $1,059.00            $ 5.35
--------------------------------------------------------------------------------------------------------
Class R                                              $1,000            $1,056.40            $ 8.07
========================================================================================================
Hypothetical (5% annual return before expenses)**
========================================================================================================
Class A                                              $1,000            $1,018.55            $ 6.51
--------------------------------------------------------------------------------------------------------
Class B                                              $1,000            $1,014.80            $10.28
--------------------------------------------------------------------------------------------------------
Class C                                              $1,000            $1,014.75            $10.33
--------------------------------------------------------------------------------------------------------
Class I                                              $1,000            $1,019.80            $ 5.25
--------------------------------------------------------------------------------------------------------
Class R                                              $1,000            $1,017.15            $ 7.92
--------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.29% for Class A, 2.04% for Class B, 2.05% for Class C, 1.04% for Class I and 1.57% for Class R), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 364.


10        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Statement of Assets and Liabilities           Merrill Lynch Large Cap Value Fund

As of October 31, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Large Cap Value Portfolio (the "Portfolio"),
                        at value (identified cost--$718,502,990) ........................                      $ 810,489,355
                       Prepaid expenses .................................................                             56,738
                                                                                                               -------------
                       Total assets .....................................................                        810,546,093
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ...................................................    $     381,454
                          Other affiliates ..............................................          213,000
                          Administrator .................................................          189,346           783,800
                                                                                             -------------
                       Accrued expenses .................................................                             46,190
                                                                                                               -------------
                       Total liabilities ................................................                            829,990
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                      $ 809,716,103
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ......................................................                      $   1,114,027
                       Class B Shares of Common Stock, $.10 par value, 200,000,000 shares
                        authorized ......................................................                          1,584,326
                       Class C Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ......................................................                          1,568,692
                       Class I Shares of Common Stock, $.10 par value, 100,000,000 shares
                        authorized ......................................................                          1,323,531
                       Class R Shares of Common Stock, $.10 par value, 200,000,000 shares
                        authorized ......................................................                             79,854
                       Paid-in capital in excess of par .................................                        678,396,210
                       Undistributed realized capital gains allocated from the
                        Portfolio--net ..................................................    $  33,663,098
                       Unrealized appreciation allocated from the Portfolio--net ........       91,986,365
                                                                                             -------------
                       Total accumulated earnings--net ..................................                        125,649,463
                                                                                                               -------------
                       Net Assets .......................................................                      $ 809,716,103
                                                                                                               =============
============================================================================================================================
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $161,866,896 and 11,140,273 shares
                        outstanding .....................................................                      $       14.53
                                                                                                               =============
                       Class B--Based on net assets of $222,055,398 and 15,843,255 shares
                        outstanding .....................................................                      $       14.02
                                                                                                               =============
                       Class C--Based on net assets of $219,806,145 and 15,686,917 shares
                        outstanding .....................................................                      $       14.01
                                                                                                               =============
                       Class I--Based on net assets of $194,625,462 and 13,235,307 shares
                        outstanding .....................................................                      $       14.71
                                                                                                               =============
                       Class R--Based on net assets of $11,362,202 and 798,544 shares
                        outstanding .....................................................                      $       14.23
                                                                                                               =============

      See Notes to Financial Statements.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            11

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                       Merrill Lynch Large Cap Value Fund

For the Year Ended October 31, 2004
============================================================================================================================
Investment Income Allocated from the Portfolio--Net
----------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Portfolio:
                          Dividends (net of $3,213 foreign withholding tax) .............                      $   9,665,163
                          Securities lending--net .......................................                             76,288
                          Interest from affiliates ......................................                             21,799
                          Expenses ......................................................                         (3,658,637)
                                                                                                               -------------
                       Net investment income allocated from the Portfolio ...............                          6,104,613
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class B ...............    $   2,149,222
                       Account maintenance and distribution fees--Class C ...............        1,708,361
                       Administration fees ..............................................        1,633,193
                       Transfer agent fees--Class B .....................................          379,955
                       Transfer agent fees--Class C .....................................          308,902
                       Account maintenance fees--Class A ................................          287,394
                       Transfer agent fees--Class I .....................................          237,475
                       Transfer agent fees--Class A .....................................          184,914
                       Registration fees ................................................          114,970
                       Printing and shareholder reports .................................          107,779
                       Professional fees ................................................           28,228
                       Account maintenance and distribution fees--Class R ...............           20,623
                       Transfer agent fees--Class R .....................................            6,983
                       Other ............................................................           33,473
                                                                                             -------------
                       Total expenses ...................................................                          7,201,472
                                                                                                               -------------
                       Investment loss--net .............................................                         (1,096,859)
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Portfolio--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments allocated from the Portfolio--net ...                         78,138,759
                       Change in unrealized appreciation on investments allocated
                        from the Portfolio--net .........................................                         (2,549,598)
                                                                                                               -------------
                       Total realized and unrealized gain allocated from the
                        Portfolio--net ..................................................                         75,589,161
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $  74,492,302
                                                                                                               =============

      See Notes to Financial Statements.


12        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Statements of Changes in Net Assets           Merrill Lynch Large Cap Value Fund

                                                                                                    For the Year Ended
                                                                                                        October 31,
                                                                                             -------------------------------
Increase (Decrease) in Net Assets:                                                                2004              2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment loss--net .............................................    $  (1,096,859)    $    (893,002)
                       Realized gain allocated from the Portfolio--net ..................       78,138,759         2,715,422
                       Change in unrealized appreciation/depreciation allocated from
                        the Portfolio--net ..............................................       (2,549,598)      100,673,550
                                                                                             -------------------------------
                       Net increase in net assets resulting from operations .............       74,492,302       102,495,970
                                                                                             -------------------------------
============================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions      220,472,373        28,963,246
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .....................................      294,964,675       131,459,216
                       Beginning of year ................................................      514,751,428       383,292,212
                                                                                             -------------------------------
                       End of year ......................................................    $ 809,716,103     $ 514,751,428
                                                                                             ===============================

      See Notes to Financial Statements.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            13

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                          Merrill Lynch Large Cap Value Fund

                                                                                          Class A
                                                           ----------------------------------------------------------------------
The following per share data and ratios have been derived                    For the Year Ended                    For the Period
from information provided in the financial statements.                           October 31,                       Dec. 22, 1999+
                                                           ------------------------------------------------------    to Oct. 31,
Increase (Decrease) in Net Asset Value:                       2004          2003            2002           2001         2000
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning
                        of period .................        $   12.77      $   10.14      $   10.62      $   11.61       $   10.00
                                                           ----------------------------------------------------------------------
                       Investment income
                        (loss)--net ...............              .03++          .03++          .04++          .04++            --@
                       Realized and unrealized
                        gain (loss) allocated
                        from the Portfolio--net ...             1.73           2.60           (.52)         (1.02)           1.61
                                                           ----------------------------------------------------------------------
                       Total from investment
                        operations ................             1.76           2.63           (.48)          (.98)           1.61
                                                           ----------------------------------------------------------------------
                       Less dividends from return
                        of capital--net ...........               --             --             --           (.01)             --
                                                           ----------------------------------------------------------------------
                       Net asset value, end of
                        period ....................        $   14.53      $   12.77      $   10.14      $   10.62       $   11.61
                                                           ======================================================================
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value
                        per share .................            13.78%         25.94%         (4.52%)        (8.43%)         16.10%@@
                                                           ======================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ..........             1.26%          1.28%          1.28%          1.29%           1.74%*
                                                           ======================================================================
                       Expenses*** ................             1.26%          1.28%          1.28%          1.29%           3.78%*
                                                           ======================================================================
                       Investment income
                        (loss)--net ...............              .21%           .24%           .49%           .32%           (.25%)*
                                                           ======================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ............        $ 161,867      $  90,358      $  46,020      $  37,190       $   8,377
                                                           ======================================================================
                       Portfolio turnover of Master
                        Large Cap Value Portfolio .           127.59%        157.04%        136.92%        168.54%          81.99%
                                                           ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
++    Based on average shares outstanding.
@     Amount is less than $(.01) per share.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


14        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Financial Highlights (continued)              Merrill Lynch Large Cap Value Fund

                                                                                          Class B
                                                           ----------------------------------------------------------------------
The following per share data and ratios have been derived                    For the Year Ended                    For the Period
from information provided in the financial statements.                           October 31,                       Dec. 22, 1999+
                                                           ------------------------------------------------------    to Oct. 31,
Increase (Decrease) in Net Asset Value:                       2004          2003            2002           2001         2000
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning
                        of period .................        $   12.41      $    9.93      $   10.48      $   11.54       $   10.00
                                                           ----------------------------------------------------------------------
                       Investment loss--net .......             (.07)++        (.05)++        (.03)++        (.04)++         (.01)
                       Realized and unrealized
                        gain (loss) allocated
                        from the Portfolio--net ...             1.68           2.53           (.52)         (1.02)           1.55
                                                           ----------------------------------------------------------------------
                       Total from investment
                        operations ................             1.61           2.48           (.55)         (1.06)           1.54
                                                           ----------------------------------------------------------------------
                       Less dividends from return
                        of capital--net ...........               --             --             --             --@             --
                                                           ----------------------------------------------------------------------
                       Net asset value, end of
                        period ....................        $   14.02      $   12.41      $    9.93      $   10.48       $   11.54
                                                           ======================================================================
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value
                        per share .................            12.97%         24.97%         (5.25%)        (9.18%)         15.40%@@
                                                           ======================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ..........             2.02%          2.05%          2.05%          2.07%           2.55%*
                                                           ======================================================================
                       Expenses*** ................             2.02%          2.05%          2.05%          2.07%           3.91%*
                                                           ======================================================================
                       Investment loss--net .......             (.53%)         (.50%)         (.28%)         (.44%)         (1.05%)*
                                                           ======================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ............        $ 222,055      $ 202,190      $ 174,623      $ 167,613       $  36,037
                                                           ======================================================================
                       Portfolio turnover of Master
                        Large Cap Value Portfolio .           127.59%        157.04%        136.92%        168.54%          81.99%
                                                           ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
++    Based on average shares outstanding.
@     Amount is less than $(.01) per share.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            15

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)              Merrill Lynch Large Cap Value Fund

                                                                                          Class C
                                                           ----------------------------------------------------------------------
The following per share data and ratios have been derived                    For the Year Ended                    For the Period
from information provided in the financial statements.                           October 31,                       Dec. 22, 1999+
                                                           ------------------------------------------------------    to Oct. 31,
Increase (Decrease) in Net Asset Value:                       2004          2003            2002           2001         2000
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning
                        of period .................        $   12.41      $    9.93      $   10.48      $   11.54       $   10.00
                                                           ----------------------------------------------------------------------
                       Investment loss--net .......             (.07)++        (.05)++        (.03)++        (.04)++         (.01)
                       Realized and unrealized
                        gain (loss) allocated
                        from the Portfolio--net ...             1.67           2.53           (.52)         (1.02)           1.55
                                                           ----------------------------------------------------------------------
                       Total from investment
                        operations ................             1.60           2.48           (.55)         (1.06)           1.54
                                                           ----------------------------------------------------------------------
                       Less dividends from return
                        of capital--net ...........               --             --             --             --@             --
                                                           ----------------------------------------------------------------------
                       Net asset value, end of
                        period ....................        $   14.01      $   12.41      $    9.93      $   10.48       $   11.54
                                                           ======================================================================
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value
                        per share .................            12.89%         24.97%         (5.25%)        (9.18%)         15.40%@@
                                                           ======================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ..........             2.03%          2.06%          2.05%          2.07%           2.54%*
                                                           ======================================================================
                       Expenses*** ................             2.03%          2.06%          2.05%          2.07%           4.05%*
                                                           ======================================================================
                       Investment loss--net .......             (.54%)         (.51%)         (.28%)         (.45%)         (1.04%)*
                                                           ======================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ............        $ 219,806      $ 129,456      $  95,895      $  77,901       $  15,885
                                                           ======================================================================
                       Portfolio turnover of Master
                        Large Cap Value Portfolio .           127.59%        157.04%        136.92%        168.54%          81.99%
                                                           ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
++    Based on average shares outstanding.
@     Amount is less than $(.01) per share.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


16        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Financial Highlights (continued)              Merrill Lynch Large Cap Value Fund

                                                                                          Class I
                                                           ----------------------------------------------------------------------
The following per share data and ratios have been derived                    For the Year Ended                    For the Period
from information provided in the financial statements.                           October 31,                       Dec. 22, 1999+
                                                           ------------------------------------------------------    to Oct. 31,
Increase (Decrease) in Net Asset Value:                       2004          2003            2002           2001         2000
=================================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning
                        of period .................        $   12.89      $   10.21      $   10.67      $   11.64       $   10.00
                                                           ----------------------------------------------------------------------
                       Investment income
                        (loss)--net ...............              .07++          .06++          .05++          .07++            --@
                       Realized and unrealized
                        gain (loss) allocated
                        from the Portfolio--net ...             1.75           2.62           (.51)         (1.03)           1.64
                                                           ----------------------------------------------------------------------
                       Total from investment
                        operations ................             1.82           2.68           (.46)          (.96)           1.64
                                                           ----------------------------------------------------------------------
                       Less dividends from return
                        of capital--net ...........               --             --             --           (.01)             --
                                                           ----------------------------------------------------------------------
                       Net asset value, end of
                        period ....................        $   14.71      $   12.89      $   10.21      $   10.67       $   11.64
                                                           ======================================================================
=================================================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value
                        per share .................            14.12%         26.25%         (4.31%)        (8.21%)         16.40%@@
                                                           ======================================================================
=================================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of
                        reimbursement*** ..........             1.01%          1.03%          1.03%          1.04%           1.32%*
                                                           ======================================================================
                       Expenses*** ................             1.01%          1.03%          1.03%          1.04%           5.32%*
                                                           ======================================================================
                       Investment income
                        (loss)--net ...............              .49%           .51%           .76%           .60%           (.07%)*
                                                           ======================================================================
=================================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ............        $ 194,625      $  92,736      $  66,754      $  42,641       $  16,211
                                                           ======================================================================
                       Portfolio turnover of Master
                        Large Cap Value Portfolio .           127.59%        157.04%        136.92%        168.54%          81.99%
                                                           ======================================================================

*     Annualized.
**    Total investment returns exclude the effects of sales charges.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
++    Based on average shares outstanding.
@     Amount is less than $(.01) per share.
@@    Aggregate total investment return.

      See Notes to Financial Statements.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)              Merrill Lynch Large Cap Value Fund


                                                                                                     Class R
                                                                                        -----------------------------
                                                                                                       For the Period
The following per share data and ratios have been derived                                 For the        January 3,
from information provided in the financial statements.                                  Year Ended        2003+ to
                                                                                        October 31,      October 31,
Increase (Decrease) in Net Asset Value:                                                    2004             2003
=====================================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .........................   $    12.54         $    10.12
                                                                                        -----------------------------
                       Investment income (loss)--net** ..............................           --@@              .01
                       Realized and unrealized gain allocated from the Portfolio--net         1.69               2.41
                                                                                        -----------------------------
                       Total from investment operations .............................         1.69               2.42
                                                                                        -----------------------------
                       Net asset value, end of period ...............................   $    14.23         $    12.54
                                                                                        =============================
=====================================================================================================================
Total Investment Return++
---------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...........................        13.48%             23.91%@
                                                                                        =============================
=====================================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement*** ............................         1.53%              1.53%*
                                                                                        =============================
                       Expenses*** ..................................................         1.53%              1.53%*
                                                                                        =============================
                       Investment income (loss)--net ................................         (.03%)              .01%*
                                                                                        =============================
=====================================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .....................   $   11,362         $       12
                                                                                        =============================
                       Portfolio turnover of Master Large Cap Value Portfolio .......       127.59%            157.04%
                                                                                        =============================

*     Annualized.
**    Based on average shares outstanding.
***   Includes the Fund's share of the Portfolio's allocated expenses.
+     Commencement of operations.
++    Total investment returns exclude the effects of sales charges.
@     Aggregate total investment return.
@@    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


18        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Notes to Financial Statements                 Merrill Lynch Large Cap Value Fund

1. Significant Accounting Policies:

Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at October 31, 2004 was 100%. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B shareholders may vote on material changes to the Class A distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassification -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $1,096,859 has been reclassified between paid-in capital in excess of par and accumulated net investment loss as a result of permanent differences attributable to net operating losses and non-deductible expenses. This reclassification has no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            19

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)     Merrill Lynch Large Cap Value Fund

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                      Account       Distribution
                                                  Maintenance Fee       Fee
--------------------------------------------------------------------------------
Class A ................................               .25%             --
Class B ................................               .25%            .75%
Class C ................................               .25%            .75%
Class R ................................               .25%            .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended October 31, 2004, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class I Shares as follows:

--------------------------------------------------------------------------------
                                                    FAMD                 MLPF&S
--------------------------------------------------------------------------------
Class A ............................              $ 20,471              $262,369
Class I ............................              $    102              $  1,411
--------------------------------------------------------------------------------

For the year ended October 31, 2004, MLPF&S received contingent deferred sales charges of $309,551 and $17,026 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $25,268 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, PSI, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $220,472,373 and $28,963,246 for the years ended October 31, 2004 and October 31, 2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          6,851,969       $  96,047,859
Automatic conversion of shares .........            617,127           8,580,936
                                                 ------------------------------
Total issued ...........................          7,469,096         104,628,795
Shares redeemed ........................         (3,406,539)        (46,365,233)
                                                 ------------------------------
Net increase ...........................          4,062,557       $  58,263,562

--------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended October 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,414,049       $  26,175,758
Shares issued resulting from
  reorganization .......................             20,860             209,524
                                                 ------------------------------
Automatic conversion of shares .........          1,340,510          13,332,162
Total issued ...........................          3,775,419          39,717,444
Shares redeemed ........................         (1,238,004)        (13,354,022)
                                                 ------------------------------
Net increase ...........................          2,537,415       $  26,363,422
                                                 ==============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,414,404       $  46,104,000
Automatic conversion of shares .........           (637,251)         (8,580,936)
Shares redeemed ........................         (3,226,808)        (43,435,015)
                                                 ------------------------------
Net decrease ...........................           (449,655)      $  (5,911,951)
                                                 ==============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended October 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,692,641       $  38,125,691
Shares issued resulting from
  reorganization .......................            236,587           2,319,101
                                                 ------------------------------
Total issued ...........................          3,929,228          40,444,792
Automatic conversion of shares .........         (1,373,877)        (13,332,162)
Shares redeemed ........................         (3,848,797)        (39,655,110)
                                                 ------------------------------
Net decrease ...........................         (1,293,446)      $ (12,542,480)
                                                 ==============================


20        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Notes to Financial Statements (concluded)     Merrill Lynch Large Cap Value Fund

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          7,243,397       $  98,014,167
Shares redeemed ........................         (1,990,871)        (26,850,346)
                                                 ------------------------------
Net increase ...........................          5,252,526       $  71,163,821
                                                 ==============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended October 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          3,203,068       $  33,448,716
Shares issued resulting from
  reorganization .......................             16,579             162,483
                                                 ------------------------------
Total issued ...........................          3,219,647          33,611,199
Shares redeemed ........................         (2,444,456)        (25,350,866)
                                                 ------------------------------
Net increase ...........................            775,191       $   8,260,333
                                                 ==============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          8,635,426       $ 122,477,143
Shares redeemed ........................         (2,595,641)        (36,662,508)
                                                 ------------------------------
Net increase ...........................          6,039,785       $  85,814,635
                                                 ==============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                           Dollar
Ended October 31, 2003                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          2,778,068       $  29,675,022
Shares redeemed ........................         (2,122,251)        (22,804,532)
                                                 ------------------------------
Net increase ...........................            655,817       $   6,870,490
                                                 ==============================

--------------------------------------------------------------------------------
Class R Shares for the Year                                           Dollar
Ended October 31, 2004                             Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            949,150       $  13,228,217
Shares redeemed ........................           (151,527)         (2,085,911)
                                                 ------------------------------
Net increase ...........................            797,623       $  11,142,306
                                                 ==============================

--------------------------------------------------------------------------------
Class R Shares for the Period
January 3, 2003+ to                                                   Dollar
October 31, 2003                                   Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................                925       $      11,522
Shares redeemed ........................                 (4)                (41)
                                                 ------------------------------
Net increase ...........................                921       $      11,481
                                                 ==============================

+     Commencement of operations.

4. Distributions to Shareholders:

As of October 31, 2004, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net .....................        $          --
Undistributed long-term capital gains--net .............           38,689,393
                                                                -------------
Total undistributed earnings--net ......................           38,689,393
Capital loss carryforward ..............................             (314,488)*
Unrealized gains--net ..................................           87,274,558**
                                                                -------------
Total accumulated earnings--net ........................        $ 125,649,463
                                                                =============

* On October 31, 2004, the Fund had a net capital loss carryforward of $314,488, of which $119,110 expires in 2009 and $195,378 expires in 2010.
      This amount will be available to offset like amounts of future taxable gains.
** The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the limitation on the utilization of capital loss carryforwards for tax purposes.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            21

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

                                              Merrill Lynch Large Cap Value Fund

To the Shareholders and Board of Directors of Merrill Lynch Large Cap Series Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Large Cap Value Fund, one of the series constituting Merrill Lynch Large Cap Series Funds, Inc. (the "Fund"), as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 14, 2004


22        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Schedule of Investments                         Master Large Cap Value Portfolio

                                                                                                                        Value
Sector*               Industry*                            Shares Held     Common Stocks                          (in U.S. dollars)
===================================================================================================================================
Consumer              Auto Components--0.4%                    204,000     Dana Corporation                            $  3,041,640
Discretionary--13.8%  -------------------------------------------------------------------------------------------------------------
                      Automobiles--1.0%                        613,000     Ford Motor Company                             7,987,390
                      -------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants & Leisure--2.7%      440,000     McDonald's Corporation                        12,826,000
                                                               183,000     Starwood Hotels & Resorts Worldwide,
                                                                           Inc.                                           8,734,590
                                                                                                                       ------------
                                                                                                                         21,560,590
                      -------------------------------------------------------------------------------------------------------------
                      Household Durables--1.8%                  12,000     The Black & Decker Corporation                   963,360
                                                                68,000     M.D.C. Holdings, Inc.                          5,219,000
                                                               182,000     The Stanley Works                              8,102,640
                                                                                                                       ------------
                                                                                                                         14,285,000
                      -------------------------------------------------------------------------------------------------------------
                      Leisure Equipment & Products--1.1%       307,000     Eastman Kodak Company                          9,295,960
                      -------------------------------------------------------------------------------------------------------------
                      Media--0.2%                               30,000    +Getty Images, Inc.                             1,773,900
                      -------------------------------------------------------------------------------------------------------------
                      Multiline Retail--3.0%                   336,000     Dillard's, Inc. (Class A)                      6,884,640
                                                               261,000     J.C. Penney Company, Inc.                      9,027,990
                                                               190,000     Nordstrom, Inc.                                8,204,200
                                                                                                                       ------------
                                                                                                                         24,116,830
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail--3.6%                   206,000     American Eagle Outfitters, Inc.                8,421,280
                                                               107,000    +Barnes & Noble, Inc.                           3,559,890
                                                               120,000     Borders Group, Inc.                            2,734,800
                                                               316,000     Claire's Stores, Inc.                          8,222,320
                                                               229,000     Michael's Stores, Inc.                         6,663,900
                                                                                                                       ------------
                                                                                                                         29,602,190
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Consumer
                                                                           Discretionary                                111,663,500
===================================================================================================================================
Consumer Staples--    Beverages--0.7%                          286,000     PepsiAmericas, Inc.                            5,791,500
4.3%                  -------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing--1.4%           232,000     Costco Wholesale Corporation                  11,122,080
                      -------------------------------------------------------------------------------------------------------------
                      Food Products--2.2%                      514,000     Archer-Daniels-Midland Company                 9,956,180
                                                               555,000     Tyson Foods, Inc. (Class A) (c)                8,047,500
                                                                                                                       ------------
                                                                                                                         18,003,680
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Consumer Staples       34,917,260
===================================================================================================================================
Energy--17.7%         Oil & Gas--17.7%                         112,000     Amerada Hess Corporation                       9,039,520
                                                               154,000     Anadarko Petroleum Corporation                10,387,300
                                                               250,000     Burlington Resources Inc.                     10,375,000
                                                               450,000     ChevronTexaco Corporation                     23,877,000
                                                               192,000     ConocoPhillips                                16,187,520
                                                                94,000     Devon Energy Corporation                       6,953,180
                                                               587,000     Exxon Mobil Corporation                       28,892,140
                                                               130,000    +Newfield Exploration Company                   7,566,000
                                                               201,000     Occidental Petroleum Corporation              11,221,830
                                                               121,000     Sunoco, Inc.                                   8,997,560
                                                               228,000     Valero Energy Corporation                      9,797,160
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Energy                143,294,210
                      =============================================================================================================


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (continued)             Master Large Cap Value Portfolio

                                                                                                                        Value
Sector*               Industry*                            Shares Held     Common Stocks                          (in U.S. dollars)
===================================================================================================================================
Financials--23.2%     Capital Markets--0.9%                     77,000     The Bear Stearns Companies Inc.             $  7,295,750
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Banks--1.9%                   208,000     Bank of America Corporation                    9,316,320
                                                                 2,000     Hibernia Corporation (Class A)                    58,000
                                                               184,000     KeyCorp                                        6,180,560
                                                                                                                       ------------
                                                                                                                         15,554,880
                      -------------------------------------------------------------------------------------------------------------
                      Consumer Finance--0.8%                   400,000    +Providian Financial Corporation                6,220,000
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial Services--2.6%     400,000     Citigroup Inc.                                17,748,000
                                                                76,000     J.P. Morgan Chase & Co.                        2,933,600
                                                                                                                       ------------
                                                                                                                         20,681,600
                      -------------------------------------------------------------------------------------------------------------
                      Insurance--15.7%                         234,000     The Allstate Corporation                      11,253,060
                                                               226,000    +American Financial Group, Inc.                 6,689,600
                                                               452,000     Aon Corporation                                9,225,320
                                                               195,000     Berkley (W.R.) Corporation                     8,334,300
                                                               137,000     The Chubb Corporation                          9,881,810
                                                               214,000     Fidelity National Financial, Inc.              8,076,360
                                                               212,000     Lincoln National Corporation                   9,285,600
                                                               158,000     Loews Corporation                              9,464,200
                                                                96,000     Mercury General Corporation                    4,937,280
                                                               234,000     MetLife, Inc.                                  8,973,900
                                                               115,000     Nationwide Financial Services, Inc.
                                                                           (Class A)                                      3,979,000
                                                               209,000     Protective Life Corporation                    8,213,700
                                                               240,000     Prudential Financial, Inc. (c)                11,152,800
                                                               203,000     SAFECO Corporation                             9,386,720
                                                               644,000     UnumProvident Corporation                      8,797,040
                                                                                                                       ------------
                                                                                                                        127,650,690
                      -------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage Finance--1.3%         325,000     Countrywide Financial Corporation             10,377,250
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Financials            187,780,170
===================================================================================================================================
Health Care--6.4%     Health Care Equipment & Supplies--1.8%   111,000     Bausch & Lomb Incorporated                     6,766,560
                                                               140,000     Becton, Dickinson and Company                  7,350,000
                                                                                                                       ------------
                                                                                                                         14,116,560
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers & Services--4.6%   118,000    +Anthem, Inc. (c)                               9,487,200
                                                               138,000     CIGNA Corporation                              8,757,480
                                                               468,000    +Humana Inc.                                    8,962,200
                                                                60,000    +Laboratory Corporation of America
                                                                           Holdings                                       2,748,000
                                                               214,000    +PacifiCare Health Systems, Inc.                7,622,680
                                                                                                                       ------------
                                                                                                                         37,577,560
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Health Care            51,694,120
===================================================================================================================================
Industrials--11.1%    Aerospace & Defense--2.2%                176,000     The Boeing Company                             8,782,400
                                                               281,000     Goodrich Corporation                           8,663,230
                                                                                                                       ------------
                                                                                                                         17,445,630
                      -------------------------------------------------------------------------------------------------------------
                      Air Freight & Logistics--1.2%            146,000     CNF Transportation Inc.                        6,391,880
                                                                65,000     Ryder System, Inc.                             3,256,500
                                                                                                                       ------------
                                                                                                                          9,648,380
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Services & Supplies--0.2%     163,000     IKON Office Solutions, Inc.                    1,711,500
                      -------------------------------------------------------------------------------------------------------------
                      Electrical Equipment--1.1%               214,000     Rockwell Automation, Inc.                      8,921,660
                      -------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates--3.5%           824,000     General Electric Company                      28,114,880
                      -------------------------------------------------------------------------------------------------------------
                      Machinery--1.7%                          124,000     Cummins Inc.                                   8,689,920
                                                               220,000     The Timken Company                             5,280,000
                                                                                                                       ------------
                                                                                                                         13,969,920
                      -------------------------------------------------------------------------------------------------------------
                      Road & Rail--1.2%                        297,000     Norfolk Southern Corporation                  10,083,150
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Industrials            89,895,120
                      =============================================================================================================


24        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Schedule of Investments (continued)             Master Large Cap Value Portfolio

                                                                                                                        Value
Sector*               Industry*                            Shares Held     Common Stocks                          (in U.S. dollars)
===================================================================================================================================
Information           Communications Equipment--3.4%           126,000    +Avaya Inc.                                  $  1,814,400
Technology--9.0%                                             2,957,000    +Lucent Technologies Inc. (c)                  10,497,350
                                                               402,000     Motorola, Inc.                                 6,938,520
                                                             1,032,000    +Tellabs, Inc.                                  8,256,000
                                                                                                                       ------------
                                                                                                                         27,506,270
                      -------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals--1.0%            145,000    +NCR Corporation                                8,170,750
                      -------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                   106,000    +Ingram Micro Inc. (Class A)                    1,828,500
                      Instruments--1.2%                        202,000    +Tech Data Corporation                          8,158,780
                                                                                                                       ------------
                                                                                                                          9,987,280
                      -------------------------------------------------------------------------------------------------------------
                      IT Services--1.2%                         13,000    +Computer Sciences Corporation                    645,710
                                                               400,000     Sabre Holdings Corporation (Class A)           8,604,000
                                                                                                                       ------------
                                                                                                                          9,249,710
                      -------------------------------------------------------------------------------------------------------------
                      Office Electronics--1.2%                 673,000    +Xerox Corporation (c)                          9,940,210
                      -------------------------------------------------------------------------------------------------------------
                      Software--1.0%                           155,000     Autodesk, Inc.                                 8,176,250
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Information
                                                                           Technology                                    73,030,470
===================================================================================================================================
Materials--9.1%       Chemicals--1.1%                          189,000     Eastman Chemical Company                       8,971,830
                      -------------------------------------------------------------------------------------------------------------
                      Containers & Packaging--1.9%             214,000     Ball Corporation                               8,527,900
                                                               384,000    +Owens-Illinois, Inc.                           7,115,520
                                                                                                                       ------------
                                                                                                                         15,643,420
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining--4.0%                    207,000     Nucor Corporation                              8,741,610
                                                               108,000     Phelps Dodge Corporation                       9,454,320
                                                               238,000     United States Steel Corporation                8,739,360
                                                               270,000     Worthington Industries, Inc.                   5,359,500
                                                                                                                       ------------
                                                                                                                         32,294,790
                      -------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products--2.1%            279,000     Georgia-Pacific Corporation                    9,650,610
                                                               242,000     MeadWestvaco Corporation                       7,630,260
                                                                                                                       ------------
                                                                                                                         17,280,870
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Materials              74,190,910
===================================================================================================================================
Utilities--5.2%       Electric Utilities--4.2%                 308,000    +Edison International                           9,394,000
                                                               356,000     Northeast Utilities (c)                        6,881,480
                                                               362,000     Pepco Holdings, Inc.                           7,460,820
                                                               170,000     TXU Corporation                               10,407,400
                                                                                                                       ------------
                                                                                                                         34,143,700
                      -------------------------------------------------------------------------------------------------------------
                      Multi-Utilities &                      1,715,000    +Dynegy Inc. (Class A) (c)                      8,454,950
                      Unregulated Power--1.0%
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Common Stocks in Utilities              42,598,650
                      =============================================================================================================
                                                                           Total Investments in Common Stocks
                                                                           (Cost--$717,078,045)--99.8%                  809,064,410
                      =============================================================================================================


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            25

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)             Master Large Cap Value Portfolio

                                                                                                                        Value
                                                   Beneficial Interest     Short-Term Securities                  (in U.S. dollars)
                      =============================================================================================================
                                                           $ 1,203,101     Merrill Lynch Liquidity Series, LLC
                                                                           Cash Sweep Series I (a)                     $  1,203,101
                                                            35,223,200     Merrill Lynch Liquidity Series, LLC
                                                                           Money Market Series (a)(b)                    35,223,200
                      -------------------------------------------------------------------------------------------------------------
                                                                           Total Investments in Short-Term
                                                                           Securities (Cost--$36,426,301)--4.5%          36,426,301
                      =============================================================================================================
                      Total Investments (Cost--$753,504,346**)--104.3%                                                  845,490,711

                      Liabilities in Excess of Other Assets--(4.3%)                                                     (35,001,356)
                                                                                                                       ------------
                      Net Assets--100.0%                                                                               $810,489,355
                                                                                                                       ============

* For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease. These sector and industry classifications are unaudited.
** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost .........................................     $758,216,153
                                                                   ============
      Gross unrealized appreciation ..........................     $100,459,950
      Gross unrealized depreciation ..........................      (13,185,392)
                                                                   ------------
      Net unrealized appreciation ............................     $ 87,274,558
                                                                   ============

+     Non-income producing security.
(a) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                            Net        Dividend
      Affiliate                                           Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                             $ (3,325,015)    $21,799
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                             $(28,736,512)    $64,868
      Merrill Lynch Premier
       Institutional Fund                               (21,319,903)    $11,420
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or portion of security, is on loan.

See Notes to Financial Statements.


26        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Statement of Assets and Liabilities             Master Large Cap Value Portfolio

As of October 31, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (including
                        securities loaned of $32,659,881) (identified cost--$717,078,045)                      $ 809,064,410
                       Investments in affiliated securities, at value (identified
                        cost--$36,426,301) ..............................................                         36,426,301
                       Cash .............................................................                            222,386
                       Receivables:
                          Securities sold ...............................................    $  10,202,879
                          Contributions .................................................        2,218,203
                          Dividends .....................................................          742,135
                          Securities lending--net .......................................            5,964
                          Interest ......................................................            3,864        13,173,045
                                                                                             -------------
                       Prepaid expenses .................................................                              9,881
                                                                                                               -------------
                       Total assets .....................................................                        858,896,023
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Collateral on securities loaned, at value ........................                         35,223,200
                       Payables:
                          Securities purchased ..........................................       11,275,246
                          Withdrawals ...................................................        1,461,613
                          Investment adviser ............................................          378,925
                          Other affiliates ..............................................            5,035        13,120,819
                                                                                             -------------
                       Accrued expenses .................................................                             62,649
                                                                                                               -------------
                       Total liabilities ................................................                         48,406,668
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                      $ 810,489,355
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Investor capital .................................................                      $ 718,502,990
                       Unrealized appreciation--net .....................................                         91,986,365
                                                                                                               -------------
                       Net Assets .......................................................                      $ 810,489,355
                                                                                                               =============

      See Notes to Financial Statements.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            27

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                         Master Large Cap Value Portfolio

For the Year Ended October 31, 2004
============================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------
                       Dividends (net of $3,213 foreign withholding tax) ................                      $   9,665,168
                       Securities lending--net ..........................................                             76,288
                       Interest from affiliates .........................................                             21,799
                                                                                                               -------------
                       Total income .....................................................                          9,763,255
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .........................................    $   3,268,233
                       Accounting services ..............................................          235,968
                       Custodian fees ...................................................           61,576
                       Professional fees ................................................           48,289
                       Trustees' fees and expenses ......................................           27,045
                       Pricing fees .....................................................            1,318
                       Printing and shareholder reports .................................            1,279
                       Other ............................................................           14,931
                                                                                             -------------
                       Total expenses ...................................................                          3,658,639
                                                                                                               -------------
                       Investment income--net ...........................................                          6,104,616
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Gain (Loss)--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net ................................                         78,138,823
                       Change in unrealized appreciation on investments--net ............                         (2,549,830)
                                                                                                               -------------
                       Total realized and unrealized gain--net ..........................                         75,588,993
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $  81,693,609
                                                                                                               =============

      See Notes to Financial Statements.


28        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Statements of Changes in Net Assets             Master Large Cap Value Portfolio

                                                                                                   For the Year Ended
                                                                                                       October 31,
                                                                                             -------------------------------
Increase (Decrease) in Net Assets:                                                                2004              2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...........................................    $   6,104,616     $   4,137,685
                       Realized gain--net ...............................................       78,138,823         2,522,074
                       Change in unrealized appreciation/depreciation--net ..............       (2,549,830)      100,831,622
                                                                                             -------------------------------
                       Net increase in net assets resulting from operations .............       81,693,609       107,491,381
                                                                                             -------------------------------
============================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ......................................      375,871,386       127,486,446
                       Fair value of withdrawals ........................................     (162,332,461)     (106,638,839)
                                                                                             -------------------------------
                       Net increase in net assets derived from capital transactions .....      213,538,925        20,847,607
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .....................................      295,232,534       128,338,988
                       Beginning of year ................................................      515,256,821       386,917,833
                                                                                             -------------------------------
                       End of year ......................................................    $ 810,489,355     $ 515,256,821
                                                                                             ===============================

      See Notes to Financial Statements.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            29

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                            Master Large Cap Value Portfolio

                                                                                                                  For the Period
                                                                          For the Year Ended October 31,        December 22, 1999+
The following ratios have been derived                            ---------------------------------------------   to October 31,
from information provided in the financial statements.              2004         2003       2002         2001          2000
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................      14.57%      27.05%      (3.40%)         --                 --
                                                                  ================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of reimbursement .........        .56%        .57%        .60%         .67%              1.24%*
                                                                  ================================================================
                       Expenses ...............................        .56%        .57%        .60%         .67%              1.63%*
                                                                  ================================================================
                       Investment income--net .................        .93%        .97%       1.17%         .96%               .17%*
                                                                  ================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)   $810,489    $515,257    $386,918     $328,219           $ 77,138
                                                                  ================================================================
                       Portfolio turnover .....................     127.59%     157.04%     136.92%      168.54%             81.99%
                                                                  ================================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


30        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Notes to Financial Statements                   Master Large Cap Value Portfolio

1. Significant Accounting Policies:

Master Large Cap Value Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            31

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)       Master Large Cap Value Portfolio

      contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is considered as a "pass through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Portfolio typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or


32        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Notes to Financial Statements (concluded)       Master Large Cap Value Portfolio

for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agree-ment with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .50% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), an affiliate of FAM, pursuant to which MLAM U.K. provides investment advisory services to FAM with respect to the Portfolio. There is no increase in the aggregate fees paid by the Portfolio for these services.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co. or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended October 31, 2004, MLIM, LLC received $32,978 in securities lending agent fees.

For the year ended October 31, 2004, the Portfolio reimbursed FAM $13,550 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, MLAM U.K. and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended October 31, 2004 were $1,060,006,263 and $841,594,895, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by FAM and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the facility during the year ended October 31, 2004. On November 26, 2004, the credit agreement was renewed for one year under substantially the same terms.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            33

[LOGO] Merrill Lynch Investment Managers

Report of Independent Registered Public Accounting Firm

                                                Master Large Cap Value Portfolio

To the Investors and Board of Trustees of Master Large Cap Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Large Cap Value Portfolio, one of the series constituting Master Large Cap Series Trust (the "Trust"), as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Large Cap Value Portfolio of Master Large Cap Series Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
December 14, 2004


34        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Officers and Directors/Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    1999 to  President of the Merrill Lynch Investment Managers,   124 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P.             157 Portfolios
            08543-9011     Director/             ("FAM")-advised funds since 1999; Chairman
            Age: 64        Trustee               (Americas Region) of MLIM from 2000 to 2002;
                                                 Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of
                                                 FAM Distributors, Inc. ("FAMD") from 1986 to 2002
                                                 and Director thereof from 1991 to 2002; Executive
                                                 Vice President and Director of Princeton Services,
                                                 Inc. ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.    P.O. Box 9095  Director/    1999 to  Director, The China Business Group, Inc. since 1996   38 Funds        None
Bodurtha    Princeton, NJ  Trustee      present  and Executive Vice President thereof from 1996 to     55 Portfolios
            08543-9095                           2003; Chairman of the Board, Berkshire Holding
            Age: 60                              Corporation since 1980; Partner, Squire, Sanders &
                                                 Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills  P.O. Box 9095  Director/    2002 to  Member of the Committee of Investment of Employee     38 Funds        Kimco Realty
            Princeton, NJ  Trustee      present  Benefit Assets of the Association of Financial        55 Portfolios   Corporation
            08543-9095                           Professionals ("CIEBA") since 1986; Member of
            Age: 69                              CIEBA's Executive Committee since 1988 and its
                                                 Chairman from 1991 to 1992; Assistant Treasurer
                                                 of International Business Machines Corporation
                                                 ("IBM") and Chief Investment Officer of IBM
                                                 Retirement Funds from 1986 to 1993; Member of
                                                 the Investment Advisory Committee of the State of
                                                 New York Common Retirement Fund since 1989;
                                                 Member of the Investment Advisory Committee of
                                                 the Howard Hughes Medical Institute from 1997 to
                                                 2000; Director, Duke University Management Company
                                                 from 1992 to 2004, Vice Chairman thereof from 1998
                                                 to 2004 and Director Emeritus thereof since 2004;
                                                 Director, LaSalle Street Fund from 1995 to 2001;
                                                 Director, Kimco Realty Corporation since 1997;
                                                 Member of the Investment Advisory Committee of
                                                 the Virginia Retirement System since 1998 and Vice
                                                 Chairman thereof since 2002; Director, Montpelier
                                                 Foundation since 1998 and its Vice Chairman since
                                                 2000; Member of the Investment Committee of the
                                                 Woodberry Forest School since 2000; Member of the
                                                 Investment Committee of the National Trust for
                                                 Historic Preservation since 2000.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            35

[LOGO] Merrill Lynch Investment Managers

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.  P.O. Box 9095  Director/    1999 to  John M. Olin Professor of Humanities, New York        38 Funds        None
London      Princeton, NJ  Trustee      present  University since 1993 and Professor thereof since     55 Portfolios
            08543-9095                           1980; President, Hudson Institute since 1997 and
            Age: 65                              Trustee thereof since 1980; Dean, Gallatin Division
                                                 of New York University from 1976 to 1993;
                                                 Distinguished Fellow, Herman Kahn Chair, Hudson
                                                 Institute from 1984 to 1985; Director, Damon Corp.
                                                 from 1991 to 1995; Overseer, Center for Naval
                                                 Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Roberta     P.O. Box 9095  Director/    1999 to  Shareholder, Modrall, Sperling, Roehl, Harris &       38 Funds        None
Cooper      Princeton, NJ  Trustee      present  Sisk, P.A. since 1993; President, American Bar        55 Portfolios
Ramo        08543-9095                           Association from 1995 to 1996 and Member of the Board
            Age: 62                              of Governors thereof from 1994 to 1997; Shareholder,
                                                 Poole, Kelly & Ramo, Attorneys at Law, P.C. from
                                                 1977 to 1993; Director of ECMC Group (service
                                                 provider to students, schools and lenders) since
                                                 2001; Director, United New Mexico Bank (now Wells
                                                 Fargo) from 1983 to 1988; Director, First National
                                                 Bank of New Mexico (now Wells Fargo) from 1975
                                                 to 1976; Vice President, American Law Institute
                                                 since 2004.
------------------------------------------------------------------------------------------------------------------------------------
Robert S.   P.O. Box 9095  Director/    2002 to  Principal of STI Management (investment adviser)      38 Funds        None
Salomon,    Princeton, NJ  Trustee      present  since 1994; Chairman and CEO of Salomon Brothers      55 Portfolios
Jr.         08543-9095                           Asset Management from 1992 to 1995; Chairman
            Age: 67                              of Salomon Brothers equity mutual funds from 1992
                                                 to 1995; regular columnist with Forbes Magazine
                                                 from 1992 to 2002; Director of Stock Research and
                                                 U.S. Equity Strategist at Salomon Brothers from 1975
                                                 to 1991; Trustee, Commonfund from 1980 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.  P.O. Box 9095  Director/    2002 to  Chairman of Fernwood Advisors, Inc. (investment       39 Funds        None
Swensrud    Princeton, NJ  Trustee      present  adviser) since 1996; Principal, Fernwood Associates   56 Portfolios
            08543-9095                           (financial consultants) since 1975; Chairman of R.P.P.
            Age: 71                              Corporation (manufacturing company) since 1978;
                                                 Director of International Mobile Communications,
                                                 Incorporated (telecommunications) since 1998.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


36        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Officers and Directors/Trustees (unaudited) (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund/Trust   Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Trust Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         1999 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    present  Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and                   since 2004; Vice President of FAMD since 1999; Vice President of MLIM and FAM from
            Age: 44        Treasurer             1990 to 1997; Director of MLIM Taxation since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  Senior       1999 to  President of MLIM and member of the Executive Management Committee of ML & Co.,
Doll, Jr.   Princeton, NJ  Vice         present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager of
            08543-9011     President             MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds, Inc.
            Age: 50                              from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999; Executive
                                                 Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM since 2004; Global Director of Compliance at
            08543-9011     Officer               Morgan Stanley Investment Management from 2002 to 2004; Managing Director and
            Age: 53                              Global Director of Compliance at Citigroup Asset Management from 2000 to 2002;
                                                 Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer
                                                 at Prudential Financial from 1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997.
            08543-9011
            Age: 44
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863

--------------------------------------------------------------------------------
Andre F. Perold resigned as a Director/Trustee of the Fund effective October 22,
                                     2004.
--------------------------------------------------------------------------------


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            37

[LOGO] Merrill Lynch Investment Managers

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


38        MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


          MERRILL LYNCH LARGE CAP VALUE FUND      OCTOBER 31, 2004            39

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Large Cap Value Fund of
Merrill Lynch Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                                #CAPVAL -- 10/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills,
         (2) Andre F. Perold (resigned as of October 1, 2004), (3) Robert S. Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Principal Accountant Fees and Services

         Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (a) Audit Fees -         Fiscal Year Ending October 31, 2004 - $6,200
                                  Fiscal Year Ending October 31, 2003 - $6,000

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

         (a) Audit Fees -         Fiscal Year Ending October 31, 2004 - $30,500
                                  Fiscal Year Ending October 31, 2003 - $30,000

         Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

         (b) Audit-Related Fees - Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (c) Tax Fees -           Fiscal Year Ending October 31, 2004 - $5,800
                                  Fiscal Year Ending October 31, 2003 - $5,400

         The nature of the services include tax compliance, tax advice and tax planning.

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

        (c) Tax Fees -            Fiscal Year Ending October 31, 2004 - $6,000
                                  Fiscal Year Ending October 31, 2003 - $7,500

         The nature of the services include tax compliance, tax advice and tax planning.

         Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc.

         (d) All Other Fees -     Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         Master Large Cap Core Portfolio of Master Large Cap Series Trust

         (d) All Other Fees -     Fiscal Year Ending October 31, 2004 - $0
                                  Fiscal Year Ending October 31, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending October 31, 2004 - $13,270,096
             Fiscal Year Ending October 31, 2003 - $18,737,552

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust


        By: /s/ Terry K. Glenn
            --------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

        Date: December 13, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            --------------------------------
            Terry K. Glenn,
            President of
            Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

        Date: December 13, 2004


        By: /s/ Donald C. Burke
            --------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Merrill Lynch Large Cap Value Fund of Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Value Portfolio of Master Large Cap Series Trust

        Date: December 13, 2004